OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Payment to acquire convertible preferred units		$ 136	$ 59	$ 36
Securities designated as FVTPL		174	37
Convertible Preferred Units Of US Hospitality Company
Investment [Line Items]
Payment to acquire convertible preferred units	$ 135
Securities designated as FVTPL		147
Percent of dividend rate	7.50%
Additional Convertible Preferred Units Of US Hospitality Company
Investment [Line Items]
Percent of dividend rate	5.00%
Investments accounted for using equity method
Investment [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		103	106
Other non-current liabilities		$ 93	$ 93